LEGG MASON GLOBAL TRUST, INC.

SUPPLEMENT DATED NOVEMBER 12, 2010

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF ADDITIONAL

INFORMATION, EACH DATED APRIL 30, 2010, AS SUPPLEMENTED, OF

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

The Summary Prospectus, Prospectus and Statement of Additional Information of the fund are hereby amended as follows:

The ticker symbol for Class R shares of Legg Mason Batterymarch Emerging Markets Trust is LBERX.

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated April 30, 2010, as supplemented on May 21, 2010, June 7, 2010 and November 12, 2010, and as may be amended or further supplemented, the fund’s statement of additional information, dated April 30, 2010, as supplemented on May 21, 2010, June 25, 2010 and November 12, 2010 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders dated December 31, 2009, are incorporated by reference into this Summary Prospectus.

This supplement should be retained with your Summary Prospectus, Prospectus and

Statement of Additional Information for future reference.

LMFX013031